Kurv Silver Enhanced Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

PURCHASED OPTIONS - 34.7% (a)	Notional Amount	Contracts	Value
Call Options - 34.0%
Abrdn Physical Silver Shares ETF
Expiration: 03/20/2026; Exercise Price: $40.00	$18,566,080	2,080	$10,142,995
Expiration: 03/20/2026; Exercise Price: $85.00	25,858,622	2,897	2,587,253
iShares Silver Trust
Expiration: 03/20/2026; Exercise Price: $40.00	23,134,278	2,722	12,271,293
Expiration: 03/20/2026; Exercise Price: $53.00	25,666,980	3,020	9,732,614
Expiration: 03/20/2026; Exercise Price: $95.00	24,026,673	2,827	976,559
Total Call Options			35,710,714

Put Options - 0.7%
iShares Silver Trust, Expiration: 06/18/2026; Exercise Price: $63.00	16,445,565	1,935	769,163
TOTAL PURCHASED OPTIONS (Cost $24,851,225)			36,479,877

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 69.6% (b)(c)		Par	Value
3.63%, 03/19/2026		$15,171,000	15,145,025
3.55%, 06/11/2026		27,939,000	27,660,245
3.42%, 09/03/2026		30,993,000	30,436,393
TOTAL U.S. TREASURY BILLS (Cost $73,263,351)			73,241,663

MONEY MARKET FUNDS - 0.4%		Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (d)		463,946	463,946
TOTAL MONEY MARKET FUNDS (Cost $463,946)			463,946

TOTAL INVESTMENTS - 104.7% (Cost $98,578,522)			110,185,486
Liabilities in Excess of Other Assets - (4.7)%			(4,958,101)
TOTAL NET ASSETS - 100.0%			$105,227,385

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of February 28, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $73,241,663 which represents 69.6% of net assets..

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Kurv Silver Enhanced Income ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (5.5)% (a)	Notional Amount	Contracts	Value
Call Options - (0.5)%
iShares Silver Trust, Expiration: 03/06/2026; Exercise Price: $87.00 (a)	$(14,448,300)	(1,700)	$(494,700)

Put Options - (5.0)%
Abrdn Physical Silver Shares ETF, Expiration: 03/20/2026; Exercise Price: $85.00	(25,858,622)	(2,897)	(1,472,429)
iShares Silver Trust
Expiration: 03/20/2026; Exercise Price: $53.00	(25,666,980)	(3,020)	(48,259)
Expiration: 03/20/2026; Exercise Price: $95.00	(24,026,673)	(2,827)	(3,757,253)
Total Put Options			(5,277,941)
TOTAL WRITTEN OPTIONS (Premiums received $7,212,964)			$(5,772,641)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Kurv Silver Enhanced Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$36,479,877	$–	$36,479,877
U.S. Treasury Bills	–	73,241,663	–	73,241,663
Money Market Funds	463,946	–	–	463,946
Total Investments	$463,946	$109,721,540	$–	$110,185,486

Liabilities:
Investments:
Written Options	$–	$(5,772,641)	$–	$(5,772,641)
Total Investments	$–	$(5,772,641)	$–	$(5,772,641)

Refer to the Schedule of Investments for further disaggregation of investment categories.